Revenue Recognition	12 Months Ended
Mar. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue Recognition	Revenue Recognition
Disaggregation of Revenue
The following table is a summary of the Company’s total revenues by geographic region (in thousands, except percentages):

	Fiscal Year Ended March 31,
	2018		2019		2020
	Amount	%	Amount	%	Amount	%
North America	$232,521	58%	$248,012	57%	$318,299	58%
Europe, Middle East and Africa	111,295	28%	125,615	29%	150,418	28%
Asia Pacific	39,275	10%	45,563	11%	60,418	11%
Latin America	14,956	4%	11,776	3%	16,668	3%
Total revenue	$398,047		$430,966		$545,803

For the years ended March 31, 2018, 2019, and 2020, the United States was the only country that represented more than 10% of the Company’s revenues in any period, constituting $216.6 million and 54%, $233.3 million and 54% and $299.5 million and 55% of total revenue, respectively.
Deferred Commissions
The following table represents a rollforward of the Company’s deferred commissions (in thousands):

	Fiscal Year Ended March 31,
	2018	2019	2020
Beginning balance	$25,219	$39,282	$59,250
Additions to deferred commissions	30,835	43,212	54,969
Amortization of deferred commissions	(16,772)	(23,244)	(35,974)
Ending Balance	$39,282	$59,250	$78,245
Deferred commissions, current	18,763	27,705	38,509
Deferred commissions, non-current	20,519	31,545	39,736
Total deferred commissions	$39,282	$59,250	$78,245

Deferred Revenue
Revenue recognized from amounts included in deferred revenue as of March 31, 2017 was $169.2 million during the year ended March 31, 2018. Revenue recognized from amounts included in deferred revenue as of March 31, 2018 was $211.4 million during the year ended March 31, 2019. Revenue recognized from amounts included in deferred revenue as of March 31, 2019 was $274.7 million during the year ended March 31, 2020.
Remaining Performance Obligations
As of March 31, 2020, the aggregate amount of the transaction price allocated to remaining performance obligations was $859.7 million, which consists of both billed consideration in the amount of $444.8 million and unbilled consideration in the amount of $414.9 million that the Company expects to recognize as subscription and service revenue. The Company expects to recognize 58% of this amount as revenue in the year ended March 31, 2021 and 99% of this amount as revenue over the three years ending March 31, 2023 with the remaining 1% recognized thereafter.